Investment Objectives and Goals	Oct. 14, 2026
Longview Advantage US Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	LONGVIEW ADVANTAGE US EQUITY ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Longview Advantage US Equity ETF (the “Fund”) is to seek long-term capital appreciation.
Longview Advantage Expected Return ETF
Prospectus [Line Items]
Risk/Return [Heading]	Longview Advantage Expected Return ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Longview Advantage Expected Return ETF (the “Fund”) is to seek long-term capital appreciation.